AXP(R) Small Cap
Advantage
Fund
2001 ANNUAL REPORT
(PROSPECTUS ENCLOSED)


American
  Express(R)
Funds

(icon of) ruler

AXP Small Cap Advantage Fund seeks to provide shareholders with long-term capital growth.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Good Things, Small Packages

Small-capitalization stocks may not measure up to the big blue-chips in terms of market value, but that doesn't mean they have to take a back seat when it comes to investment performance. To get the most out of the small-cap sector, this Fund spreads its holdings among growth and value stocks that meet a variety of strict selection criteria. The result is a portfolio that provides broad representation in the small-cap sector.

Table of Contents

2001 ANNUAL REPORT
The purpose of this annual report is to tell investors how the Fund performed.

From the Chairman                                 3
From the Portfolio Managers                       3
Fund Facts                                        5
The 10 Largest Holdings                           6
Making the Most of the Fund                       7
The Fund's Long-term Performance                  8
Board Members and Officers                       10
Independent Auditors' Report                     12
Financial Statements                             13
Notes to Financial Statements                    16
Investments in Securities                        25
Federal Income Tax Information                   30


AXP SMALL CAP ADVANTAGE FUND

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The annual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Jake Hurwitz
Jake Hurwitz
Portfolio manager

From the Portfolio Managers

Led by a dramatic decline in technology issues, the stock market spent much of the past 12 months in retreat. Although AXP Small Cap Advantage Fund fared somewhat better than the market as a whole, its Class A shares lost 16.59% (excluding the sales charge) during its fiscal year -- April 2000 through March 2001.

The stock market and technology-related stocks in particular had just come off a spectacular rally when the period began. But just as stocks were catching their breath, concerns arose about higher interest rates, the potential for slower economic growth and,


ANNUAL REPORT - 2001

(picture of) Kent A. Kelley
Kent A. Kelley
Portfolio manager

ultimately,   less-robust   corporate  profits.   The  result  was  considerable
volatility but very little progress for the market and the Fund over the first five months of the period.

But the real problems for the market surfaced in early September, as indications of an economic slowdown heightened investors' concerns about corporate profits. That spawned a sell-off that continued almost unabated until late December. Thanks to a surprise interest-rate cut by the Federal Reserve in early January, the market quickly made up some of the lost ground. But more bad news on the profit front sent stocks sharply down again in February and March.

The stock sector most under pressure during the period was technology, the largest component in the market and the Fund. While the Fund clearly felt the effect of the tech slide, careful stock selection allowed it to avoid the Internet and telecommunications services areas, where the greatest damage occurred.

Our highly diversified portfolio also worked in the Fund's favor. Consistent with our management style, we maintained a roughly 50/50 mix of growth and value among our small-capitalization stock holdings. As it turned out, a strong performance by our value stocks helped offset a decline among the growth group.

The story was similar regarding the portfolio's broad industry exposure. Gains generated by stocks representing such diverse industries as financial services, energy, utilities, auto parts and health care services served to cushion the impact of the downturn among tech stocks.

Although the murky profit outlook may continue to present a hurdle for the stock market over the near term, we see reasons to be optimistic about longer-term prospects, especially for the small-cap sector. Chief among them is that small-caps remain quite cheap compared with the large-cap stocks. Beyond that, small-caps historically have been the first to respond during a period of economic recovery, which we expect during the second half of 2001. Finally, we see the improving performance of stocks in a broadening range of industries as a precursor of an overall healthier market that may be less prone to the speculation-driven swings of recent years.

Jake Hurwitz

Kent A. Kelley


AXP SMALL CAP ADVANTAGE FUND

Fund Facts

Class A -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                    $4.79
March 31, 2000                                                    $6.07
Decrease                                                          $1.28

Distributions -- April 1, 2000 - March 31, 2001
From income                                                       $0.29
From long-term capital gains                                      $  --
Total distributions                                               $0.29
Total return**                                                  -16.59%

Class B -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                    $4.72
March 31, 2000                                                    $6.03
Decrease                                                          $1.31

Distributions -- April 1, 2000 - March 31, 2001
From income                                                       $0.29
From long-term capital gains                                      $  --
Total distributions                                               $0.29
Total return**                                                  -17.21%

Class C -- June 26, 2000* - March 31, 2001
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                    $4.72
June 26, 2000*                                                    $5.92
Decrease                                                          $1.20

Distributions -- June 26, 2000* - March 31, 2001
From income                                                       $0.29
From long-term capital gains                                      $  --
Total distributions                                               $0.29
Total return**                                               -15.67%***

Class Y -- 12-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2001                                                    $4.81
March 31, 2000                                                    $6.08
Decrease                                                          $1.27

Distributions -- April 1, 2000 - March 31, 2001
From income                                                       $0.29
From long-term capital gains                                      $  --
Total distributions                                               $0.29
Total return**                                                  -16.39%

   * Inception date.
  ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.
 *** The total return for Class C is not annualized.


ANNUAL REPORT - 2001

The 10 Largest Holdings

                                      Percent                  Value
                                  (of net assets)     (as of March 31, 2001)

Cullen/Frost Bankers                   .74%                 $3,982,144
Radian Group                           .69                   3,739,800
Constellation Brands                   .68                   3,689,615
Health Net                             .68                   3,647,969
AmeriCredit                            .65                   3,502,440
New York Community Bancorp             .65                   3,493,049
Mitchell Energy & Development Cl A     .64                   3,459,750
Suiza Foods                            .63                   3,414,390
Horton (DR)                            .63                   3,405,524
Centex                                 .60                   3,248,700

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 6.59% of net assets


AXP SMALL CAP ADVANTAGE FUND

Making the Most of the Fund

BUILD YOUR ASSETS SYSTEMATICALLY
One of the best ways to invest in the Fund is by dollar-cost averaging -- a time-tested strategy that can make market fluctuations work for you. To dollar-cost average, simply invest a fixed amount of money regularly. You'll automatically buy more shares when the Fund's share price is low, fewer shares when it is high. The chart below shows how dollar-cost averaging works. In these three hypothetical scenarios, you will see six months of share price fluctuations.

This strategy does not ensure a profit or avoid a loss if the market declines. But, if you can continue to invest regularly through changing market conditions even when the price of your shares falls or the market declines, it can be an effective way to accumulate shares to meet your long-term goals.

How dollar-cost averaging works

       Jan  Feb  Mar  Apr  May  Jun
$15                   $16  $18  $20
$10    $10  $12  $14
$ 5

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      42.25                    $15                    $14.20
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10                      $10
$ 5         $8   $5   $5   $8

Accumulated shares*       Average market           Your average
                          price per share          cost per share

      85.0                     $7.66                  $7.05
-------------------------------------------------------------------------------

       Jan  Feb  Mar  Apr  May  Jun
$15
$10    $10  $8   $6             $7
$ 5                   $4   $4

Accumulated shares*       Average market           Your average
                          price per share          cost per share

     103.5                    $6.50                    $5.80
-------------------------------------------------------------------------------
$100 invested per month. Total invested: $600.

*Shares purchased is determined by dividing the amount invested per month by the current share price.

THREE WAYS TO BENEFIT FROM A MUTUAL FUND:
o your  shares  increase  in value  when the  Fund's  investments  do well
o you receive capital gains when the gains on investments sold by the Fund exceed losses
o you receive income when the Fund's stock dividends, interest and short-term gains exceed its expenses.

All three make up your total return. You potentially can increase your investment if, like most investors, you reinvest your dividends and capital gain distributions to buy additional shares of the Fund or another fund.


ANNUAL REPORT - 2001

The Fund's Long-term Performance

           How your $10,000 has grown in AXP Small Cap Advantage Fund

$20,000


               Lipper Small-Cap Core Index  X

             Russell 2000(R) Index  X     S&P Small Cap 600 Index  X

X  $9,425                                                             $9,594  X
                                                AXP Small Cap Advantage Fund
                                                                    Class A
            (The printed version of this chart contains a line graph with four lines corresponding to the three Indexes and Fund noted above)

6/1/99                               3/31/00                             3/31/01


Average Annual Total Returns (as of March 31, 2001)

                                    1 year              Since inception
Class A                            -21.38%                  -2.15%*
Class B                            -20.34%                  -1.79%*
Class C                               N/A                  -16.46%**
Class Y                            -16.39%                  +1.15%*

 * Inception date was May 4, 1999.
** Inception date was June 26, 2000.

Assumes: Holding period from 6/1/99 to 3/31/01. Returns do not reflect taxes payable on distributions. Reinvestment of all income and capital gain distributions for the Fund has a value of $599. Also see "Past Performance" in the Fund's current prospectus.

On the graph above you can see the Fund's total return compared to three unmanaged performance indexes, the Russell 2000(R) Index, the Standard & Poor's SmallCap 600 Index (S&P SmallCap 600 Index), and the Lipper Small-Cap Core Index. In comparing AXP Small Cap Advantage Fund (Class A) to the indexes, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 5.75%, while such charges are not reflected in the performance of the indexes.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Average annual total return figures reflect the impact of the maximum applicable sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Russell 2000 Index, an unmanaged index, measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.


AXP SMALL CAP ADVANTAGE FUND

S&P SmallCap 600 Index, an unmanaged market-weighted index, consists of 600 domestic stocks chosen for market size, liquidity, (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. The Fund may invest in stocks that may not be listed in the Index.

Lipper Small-Cap Core Index, an unmanaged index published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.


ANNUAL REPORT - 2001


Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The  following is a list of the Fund's board  members.  Each member  oversees 15
Master Trust portfolios and 65 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

------------------------------- -------------------------- -------------------------------- -------------------------
Name, address, age              Position held with         Principal occupations during     Other directorships
                                Registrant and length of   past five years
                                service
------------------------------- -------------------------- -------------------------------- -------------------------
H. Brewster Atwater, Jr. 4900   Board member since 1996    Retired chair and chief          Merck & Co., Inc.
49000 IDS Tower                                            executive officer, General       (pharmaceuticals)
Minneapolis, MN 55402                                      Mills, Inc. (consumer foods)
Born in 1931
------------------------------- -------------------------- -------------------------------- -------------------------
Arne H. Carlson                 Chair of the Board since   Chair, Board Services
901 S. Marquette Ave.           1999                       Corporation (provides
Minneapolis, MN 55402                                      administrative services to
Born in 1934                                               boards) Former Governor of
                                                           Minnesota
------------------------------- -------------------------- -------------------------------- -------------------------
Lynne V. Cheney                 Board member since 1994    Distinguished Fellow, AEI        The Reader's Digest
American Enterprise Institute                                                               Association Inc.
for Public Policy Research
(AEI) 1150 17th St., N.W.
Washington, D.C. 20036
Born in 1941
------------------------------- -------------------------- -------------------------------- -------------------------
Livio D. DeSimone               Board member since 2001    Retired chair of the board and   Cargill, Incorporated
30 Seventh Street                                          chief executive officer,         (commodity merchants
St. Paul, MN 55101-4901                                    Minnesota Mining and             and processors), Target
Born in 1936                                               Manufacturing (3M)               Corporation (department
                                                                                            stores), General Mills,
                                                                                            Inc. (consumer foods)
                                                                                            and Vulcan Materials
                                                                                            Company (construction
                                                                                            materials/chemicals)
------------------------------- -------------------------- -------------------------------- -------------------------
Ira D. Hall                     Board member since 2001    Treasurer, Texaco Inc. since
Texaco, Inc.                                               1998. Prior to that, director,
2000 Westchester Avenue                                    International Operations IBM
White Plains, NY 10650                                     Corp.
Born in 1944
------------------------------- -------------------------- -------------------------------- -------------------------
Heinz F. Hutter                 Board member since 1994    Retired president and chief
P.O. Box 2187                                              operating officer, Cargill,
Minneapolis, MN 55402                                      Incorporated (commodity
Born in 1929                                               merchants and processors)
------------------------------- -------------------------- -------------------------------- -------------------------
Anne P. Jones                   Board member since 1985    Attorney and                     Motorola, Inc.
5716 Bent Branch Rd.                                       telecommunications consultant    (electronics)
Bethesda, MD 20816
Born in 1935
------------------------------- -------------------------- -------------------------------- -------------------------
William R. Pearce               Board member since 1980    RII Weyerhaeuser World
2050 One Financial Plaza                                   Timberfund, L.P. (develops
Minneapolis, MN 55402                                      timber resources) - management
Born in 1927                                               committee; Former chair,
                                                           American Express Funds
------------------------------- -------------------------- -------------------------------- -------------------------


AXP SMALL CAP ADVANTAGE FUND


------------------------------- -------------------------- -------------------------------- -------------------------
Name, address, age              Position held with         Principal occupations during     Other directorships
                                Registrant and length of   past five years
                                service
------------------------------- -------------------------- -------------------------------- -------------------------
Alan K. Simpson                 Board member since 1997    Former three-term United         Biogen, Inc.
1201 Sunshine Ave.                                         States Senator for Wyoming       (bio-pharmaceuticals)
Cody, WY 82414
Born in 1931
------------------------------- -------------------------- -------------------------------- -------------------------
C. Angus Wurtele                Board member since 1994    Retired chair of the board and   The Valspar Corporation
Suite 1700, Foshay Tower                                   chief executive officer, The     (paints), Bemis
Minneapolis, MN 55402                                      Valspar Corporation              Corporation (packaging)
Born in 1934
------------------------------- -------------------------- -------------------------------- -------------------------

Board Members Affiliated with American Express Financial Corporation (AEFC)

------------------------------- -------------------------- -------------------------------- -------------------------
Name, address, age              Position held with         Principal occupations during     Other directorships
                                Registrant and length of   past five years
                                service
------------------------------- -------------------------- -------------------------------- -------------------------
Peter J. Anderson               Board member since 2000,   Senior vice president -
58600 AXP Financial Center      vice president since 1995  investment operations and
Minneapolis, MN 55474                                      director of AEFC
Born in 1942
------------------------------- -------------------------- -------------------------------- -------------------------
David R. Hubers                 Board member since 1993    Retired chief executive          Chronimed Inc.
50643 AXP Financial Center                                 officer and director and         (specialty
Minneapolis, MN 55474                                      current chair of the board of    pharmaceutical
Born in 1943                                               AEFC                             distribution) RTW Inc.
                                                                                            (manages workers
                                                                                            compensation programs)
                                                                                            Lawson Software, Inc.
                                                                                            (technology based
                                                                                            business applications)
------------------------------- -------------------------- -------------------------------- -------------------------
John R. Thomas                  Board member since 1987,   Senior vice president -
50652 AXP Financial Center      president since 1997       information and technology of
Minneapolis, MN 55474                                      AEFC
Born in 1937
------------------------------- -------------------------- -------------------------------- -------------------------

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Thomas, who is president, and Mr.
Anderson, who is vice president, the Fund's other officers are: Other Officers

------------------------------- -------------------------- -------------------------------- -------------------------
Name, address, age              Position held with         Principal occupations during     Other directorships
                                Registrant and length of   past five years
                                service
------------------------------- -------------------------- -------------------------------- -------------------------
John M. Knight                  Treasurer since 1999       Vice president - investment
50005 AXP Financial Center                                 accounting of AEFC
Minneapolis, MN 55474
Born in 1952
------------------------------- -------------------------- -------------------------------- -------------------------
Leslie L. Ogg                   Vice president, general    President of Board Services
901 S. Marquette Ave.           counsel and secretary      Corporation
Minneapolis, MN 55402           since 1978
Born in 1938
------------------------------- -------------------------- -------------------------------- -------------------------
Frederick C. Quirsfeld          Vice president since 1998  Senior vice president - fixed
53609 AXP Financial Center                                 income and director of AEFC
Minneapolis, MN 55474
Born in 1947
------------------------------- -------------------------- -------------------------------- -------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.


ANNUAL REPORT - 2001

The  financial   statements   contained  in  Post-Effective   Amendment  #42  to
Registration   Statement  No.2-89288  filed  on  or  about  May  29,  2001,  are incorporated herein by reference.

Federal Income Tax Information
(Unaudited)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below were reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

AXP Small Cap Advantage Fund
Year ended March 31, 2001

Class A
Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                           Per share
Dec. 21, 2000                                                           $0.29219
Total distribution                                                      $0.29219
The distribution of $0.29219 per share, payable Dec. 21, 2000, consisted of $0.29219 from net short-term capital gains.

Class B
Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                           Per share
Dec. 21, 2000                                                           $0.29219
Total distribution                                                      $0.29219
The distribution of $0.29219 per share, payable Dec. 21, 2000, consisted of $0.29219 from net short-term capital gains.

Class C
Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                           Per share
Dec. 21, 2000                                                           $0.29219
Total distribution                                                      $0.29219
The distribution of $0.29219 per share, payable Dec. 21, 2000, consisted of $0.29219 from net short-term capital gains.

Class Y
Income distribution taxable as dividend income, none qualifying for deduction by corporations.

Payable date                                                           Per share
Dec. 21, 2000                                                           $0.29219
Total distribution                                                      $0.29219
The distribution of $0.29219 per share, payable Dec. 21, 2000, consisted of $0.29219 from net short-term capital gains.


AXP SMALL CAP ADVANTAGE FUND

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

AXP Small Cap Advantage Fund
70100 AXP Financial Center
Minneapolis, MN 55474

Ticker Symbol
Class A: ASAAX    Class B: ASABX
Class C: N/A      Class Y: N/A

                                                           PRSRT STD AUTO
                                                            U.S. POSTAGE
                                                                PAID
                                                              AMERICAN
                                                               EXPRESS

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AMERICAN
 EXPRESS(R)

S-6427 E (5/01)

STATEMENT OF DIFFERENCES

Difference                                       Description

1)   The layout is different                     1)  Some of the layout in the
     throughout the annual report.                   annual report to
                                                     shareholders is in two
                                                     columns.

2)   There are pictures, icons                   2)  Each picture, icon and
     and graphs throughout the                       graph is described in
     annual report.                                  parentheses.